DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2024
Discontinued Operations
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATIONS

On July 28, 2023, the Company’s board of directors had approved the Sale and Purchase Agreement (“SPA") with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited ("PSTT") to Feishang Group, together with PSTT's outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT's outstanding payable owed to the Company (referred as Disposal of PSTT). PSTT operated the wastewater treatment segment. After the disposal, the Company will not operate any wastewater treatment business and will continue operating its exploration and mining business.

The Disposal of PSTT was accounted for as an equity transaction of entities under common control.

The results of PSTT for the period ended June 30, 2023 are presented below.

Six Months Ended June 30, 2023
CNY
(Unaudited)

Revenue	12,216
Cost of sales	(5,376)
GROSS PROFIT	6,840

Selling and distribution expenses	(420)
Administrative expenses	(5,139)
Other income	142
Impairment losses on financial assets	(10,763)
Finance costs	(1,886)
Finance income	8,098

LOSS BEFORE INCOME TAX	(3,128)

Income tax expense	(1,827)

LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS	(4,955)

ATTRIBUTABLE TO:
Owners of the Company	(6,236)
Non-controlling interests	1,281

The net cash flows incurred by PSTT are as follows:

Six Months Ended June 30, 2023
CNY

Operating activities	5,702
Investing activities	(6)
Financing activities	(3,378)
Net foreign exchange difference	52
Net increase in cash and cash equivalents	2,370

Loss per share
– Basic, from the discontinued operations	(0.76)
– Diluted, from the discontinued operations	(0.76)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

Six Months Ended June 30, 2023
CNY

Loss for the period attributable to owners of the Company from discontinued operations	(6,236)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 7)	8,197,897